Condensed Consolidated Balance Sheets - USD ($) $ in Millions	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and equivalents	$ 188.0	$ 94.2	$ 120.8
Trade and other receivables, net	62.6	66.6	71.1
Prepaid expenses	38.7	36.4	30.0
Assets of discontinued operations		156.2	156.1
Other current assets	2.4	5.3	0.7
Total current assets before customer trust funds	291.7	358.7	378.7
Customer trust funds	3,426.6	4,099.7	3,702.8
Total current assets	3,718.3	4,458.4	4,081.5
Property, plant, and equipment, net	100.6	102.0	84.5
Goodwill	1,949.8	1,961.0	1,933.1
Other intangible assets, net	192.3	206.5	223.7
Other assets	1.8	2.0	3.2
Total assets	5,962.8	6,729.9	6,326.0
Current liabilities:
Current portion of long-term debt	6.8		2.3
Accounts payable	34.8	44.4	40.3
Accrued interest	0.3	15.9	20.6
Deferred revenue	16.8	14.0	11.2
Employee compensation and benefits	61.2	68.8	76.7
Liabilities of discontinued operations	0.2	19.6	20.0
Other accrued expenses	19.2	15.0	22.1
Total current liabilities before customer trust funds obligations	139.3	177.7	193.2
Customer trust funds obligations	3,457.0	4,105.5	3,692.3
Total current liabilities	3,596.3	4,283.2	3,885.5
Long-term debt, less current portion	665.0	1,119.8	1,139.8
Employee benefit plans	124.6	152.4	182.1
Other liabilities	38.4	45.5	112.7
Total liabilities	4,424.3	5,600.9	5,320.1
Commitments and contingencies
Stockholders' equity:
Common stock	1.4	0.7	0.7
Additional paid in capital	2,297.3	1,565.4	1,546.8
Accumulated deficit	(419.1)	(348.2)	(318.5)
Accumulated other comprehensive loss	(341.1)	(312.1)	(351.5)
Receivable from stockholder			(75.2)
Total stockholders' equity	1,538.5	1,091.2	967.2
Noncontrolling interest		37.8	38.7
Total equity	1,538.5	1,129.0	1,005.9
Total liabilities and equity	$ 5,962.8	6,729.9	6,326.0
Senior Preferred Stock [Member]
Stockholders' equity:
Preferred stock		184.8	164.3
Total equity		184.8	164.3
Junior Preferred Stock [Member]
Stockholders' equity:
Preferred stock		0.6	0.6
Total equity		$ 0.6	$ 0.6